SUPPLEMENTARY BALANCE SHEET INFORMATION:	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]

NOTE 9    -  SUPPLEMENTARY BALANCE SHEET INFORMATION:

a.        Cash and cash equivalents

The balance as of December 31, 2011 and 2010 includes $8.4 million and $13.3 million, respectively, of highly liquid bank deposits. The deposits are mainly denominated in dollars and, as of December 31, 2011, bear weighted average annual interest of 1.55%.

b.         Accounts receivable:

	December 31
	2011	2010
	U.S. dollars in thousands
1) Trade:
Open accounts	$2,071	$2,020
Less - allowance for doubtful accounts *	(308)	(435)
	$1,763	$1,585

	Years ended December 31
	2011	2010	2009
	U.S. dollars in thousands

* The changes in allowance for doubtful
accounts are composed as follows:
Balance at beginning of year	$435	$664	$850
Increase (decrease) during the year	(15)	(201)	251
Bad debt written off	(112)	(28)	(437)
Balance at end of year	$308	$435	$664

	December 31
	2011	2010
	U.S. dollars in thousands
2) Other:
Government of Israel	$162	$79
Employees	39	19
Sundry	70	56
	$271	$154

c.         Accounts payable and accruals - other:

	December 31
	2011	2010
	U.S. dollars
	in thousands

Payroll and related expenses	$594	$586
Government institutions	236	238
Accrued vacation pay	77	76
Accrued expenses and sundry	307	336
	$1,214	$1,236